FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT (Capital risk narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt to capital ratio	36.00%	19.00%
Reserve of cash flow hedges, net of tax	$ 0.6	$ (0.1)	$ (0.4)
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ 0.7